COMMITMENTS, CONTINGENCIES AND OTHER ITEMS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) instalment	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Other Commitments [Line Items]
Restricted call deposit		$ 3,000	$ 0
Number of instalments | instalment	5
Letters of credit
Other Commitments [Line Items]
Other commitment		$ 5,600	5,100
Ratio of indebtedness to net capital (as a %)		0.70
Collateral amount		$ 5,000	7,300
Restricted call deposit		3,000	0
Letter of guarantee
Other Commitments [Line Items]
Other commitment		300	$ 300
Donation
Other Commitments [Line Items]
Other commitment	$ 1,250
Instalments over years	5 years
Commitment settled		$ 250